Villere Balanced Fund (Prospectus Summary): | Villere Balanced Fund
Villere Balanced Fund

VILLERE & CO.

                                                                                        sm

Investment Counsel Since 1911

Villere Balanced Fund

ticker: villx

Supplement dated March 28, 2012

to the Prospectus for Villere Balanced Fund (the “Fund”) dated December 31, 2011

Effective April 1, 2012, Villere and Co. (the “Advisor”) has agreed to reduce its fees and/or pay expenses for the Fund to the extent necessary to maintain a net expense ratio (excluding interest expense in connection with investment activities, taxes, acquired fund fees and expenses, and extraordinary expenses) of 0.99%.  This expense cap represents a decrease of 0.51% from the expense limitation in effect during the fiscal year ended August 31, 2011 and for the fiscal period through March 31, 2012.  The table below reflects, based on the Fund’s average daily net assets, the impact that this expense cap level would have had on the Fund had it been in effect during the year ended August 31, 2011.  The expense ratio that the Fund experiences in subsequent periods will be affected by the Fund’s asset levels.

The following tables replace the corresponding tables on Page 2 of the Prospectus.

Please keep this Supplement with your Prospectus.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Villere Balanced Fund
Management Fee		0.75%
Distribution and Service (12b-1) Fee		none
Other Expenses	[1]	0.37%
Total Annual Fund Operating Expenses	[1]	1.12%
Fee Waiver and/or Expense Reimbursement		(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	0.99%
[1]	“Other Expenses” includes Acquired Fund Fees and Expenses (“AFFE”), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the statutory prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as AFFE.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding AFFE, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to 0.99% (the “Expense Cap”). If the Fund experienced any AFFE, interest expense, taxes or extraordinary expenses, those amounts would be shown in addition to the Expense Cap. The Expense Cap will remain in effect at least until April 1, 2013. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years as long as such reimbursement does not cause the Fund’s Operating Expenses to exceed the Expense Caps. Any such reimbursement is subject to Board review and approval. The Operating Expenses Limitation Agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped provided in the “Financial Highlights” section of the statutory prospectus due to a change in the expense cap.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Villere Balanced Fund (USD $)	Investor Class
Expense Example, With Redemption, 1 Year	101
Expense Example, With Redemption, 3 Years	343
Expense Example, With Redemption, 5 Years	604
Expense Example, With Redemption, 10 Years	1,352